NON-FINANCIAL ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	$ 108	$ 145
Increase	3
Decrease		(39)
Impairment		2
Intangible assets, ending	111	108
Intangible assets amortization, beginning	(12)	(7)
Depreciation for the year	(4)	(5)
Impairment
Intangible assets amortization, ending	(16)	(12)
Intangible assets	95	96
Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	2
Increase
Decrease
Impairment
Intangible assets, ending	2	2
Intangible assets amortization, beginning	(2)
Depreciation for the year
Impairment
Intangible assets amortization, ending	(2)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	35
Increase
Decrease
Impairment
Intangible assets, ending	35	35
Intangible assets	35	35
Intangibles Identified In Acquisitions Of Companies [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	71
Increase
Decrease
Impairment
Intangible assets, ending	71	71
Intangible assets amortization, beginning	(10)
Depreciation for the year	(4)
Impairment
Intangible assets amortization, ending	(14)
Intangible assets	57	61
Digital Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning
Increase	3
Decrease
Impairment
Intangible assets, ending	3
Intangible assets	$ 3